TRADE ACCOUNTS RECEIVABLE, NET (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2012 vessel
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance, beginning balance		$ 646	$ 952	$ 7,946
Additions charged to income		81	462	199
Deductions credited to trade receivables		(390)	(768)	(7,193)
Allowance for doubtful accounts balance, ending balance		$ 337	$ 646	952
Bad debt write off				7,000
VLCC Mayfair and VLCC Camden [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Proceeds from settlement of claims				$ 2,400
Number of vessels disposed of | vessel					2
VLCC Mayfair [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Proceeds from settlement of claims	$ 1,700
VLCC Camden [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Proceeds from settlement of claims	$ 700